TAXATION (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of income/(loss) from domestic and foreign components before income tax expenses
Income/(loss) from domestic and foreign components before income tax expenses and equity in (loss)/income of affiliates (RMB in millions):

	2021	2022	2023
Domestic	2,615	3,501	13,368
Foreign	(3,086)	(866)	(2,688)

Total	(471)	2,635	10,680

Schedule of composition of income tax expense
The current and deferred portion of income tax expense were as follows (RMB in millions):

	2021	2022	2023

Current income tax expense	607	387	2,511
Deferred tax (benefit)/expense	(337)	295	(761)

Income tax expense	270	682	1,750

Schedule of reconciliation of the differences between statutory tax rate and the effective tax rate
The reconciliation between 25% which is the PRC statutory tax rate and the Company’s effective tax rate were as follows:

	2021	2022	2023

Statutory tax rate	25%	25%	25%
Non-deductible expenses and non-taxable income incurred
— Share-based compensation expenses	(89%)	6%	2%
— Change in fair value of equity securities investments and exchangeable senior notes	(21%)	(22%)	3%
— Others	1%	(2%)	(2	% )
R&D expense super deduction	65%	(16%)	(6	% )
Effect of preferential tax treatments inside mainland China	75%	(7%)	(10	% )
Difference in tax rates of subsidiaries outside mainland China	(37%)	19%	1%
Changes in valuation allowance	(76%)	23%	(5	% )
Withholding tax on the earnings distributed and anticipated to be remitted	—	—	8%

Effective EIT rate	(57%)	26%	16%

Schedule of effect of preferential tax treatments
The following table sets forth the effect of preferential tax treatments on China operations:

	2021	2022	2023

	RMB (in millions, except per share data)

Preferential tax treatments effect	359	183	826
Basic net income per ADS effect	0.57	0.28	1.27
Diluted net income per ADS effect	0.57	0.28	1.23

Schedule of significant components of deferred tax assets and liabilities
Significant components of deferred tax assets and liabilities were as follows (RMB in millions):

	2022	2023
Deferred tax assets
Accrued expenses	893	1,044
Loss carry forwards	1,646	1,406
Accrued liability for rewards programs	56	177
Accrued staff related expenses	42	395
Others	200	476
Less: Valuation allowance of deferred tax assets	(1,513)	(922)

	1,324	2,576
Deferred tax liabilities:
Recognition of intangible assets arise from business combinations and unrealized holding gain	(3,487)	(3,350)
Withholding tax on undistributed earnings	—	(475)

Net deferred tax liabilities	(2,163)	(1,249)

Schedule of movement of valuation allowances
Movement of valuation allowances were as follows (RMB in millions):

	2021	2022	2023

Balance at beginning of year	589	892	1,513
Changes in current year	303	621	(591)

Balance at end of year	892	1,513	922

Subsidiaries
Schedule of reconciliation of the differences between statutory tax rate and the effective tax rate
The impacts on effective tax rates from the Company’s subsidiaries with different tax rates of subsidiaries outside mainland China and preferential tax treatments are as follows:

		2021	2022	2023
Ctrip Computer Technology	15%	31.9%	(2.7%)	(3.1	% )
Ctrip Travel Information	15%	(4.1%)	0.2%	(0.1	% )
Ctrip Travel Network	15%	16.0%	(2.7%)	(3.2	% )
Chengdu Information	15%	7.3%	(0.8%)	(0.8	% )
Beijing Hujinxinrong Technology Co., Ltd	15%	14.3%	(2.2%)	(0.7	% )
The Company and its subsidiaries in Hong Kong, Singapore, UK and Cayman Islands	0%-23.5%	(38.8%)	19.6%	1.4%
Qunar and subsidiaries	15%	6.6%	(0.2%)	(1.6	% )
Others	various	4.8%	0.8%	(0.9	% )

Total		38.0%	12.0%	(9.0	% )